Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI of Fixed Maturity and Equity Securities
The following tables show the cost or amortized cost, gross unrealized gains and losses, and fair value of the Company's fixed maturity securities as of the dates indicated:

	December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.6	$0.1	$—	$0.7
States, municipalities and political subdivisions	12.9	2.6	—	15.5
Foreign governments	18.4	6.1	(0.4)	24.1
Asset-backed	99.0	1.5	(0.3)	100.2
Commercial mortgage-backed	7.5	0.5	—	8.0
Residential mortgage-backed	27.2	2.9	—	30.1
U.S. corporate	462.8	189.5	(1.3)	651.0
Foreign corporate	93.6	38.6	—	132.2
Total fixed maturity securities	$722.0	$241.8	$(2.0)	$961.8

	December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (1)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.6	$0.1	$—	$0.7	$—
States, municipalities and political subdivisions	13.0	1.9	—	14.9	—
Foreign governments	8.4	2.4	—	10.8	—
Asset-backed	102.1	0.7	(0.4)	102.4	—
Commercial mortgage-backed	5.0	—	—	5.0	—
Residential mortgage-backed	31.8	2.1	—	33.9	0.6
U.S. corporate	491.3	154.8	—	646.1	11.6
Foreign corporate	108.6	34.3	—	142.9	—
Total fixed maturity securities	$760.8	$196.3	$(0.4)	$956.7	$12.2
(1) Represents the amount of non-credit related impairment recognized in AOCI. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date prior to adoption of the expected credit loss standard. See Note 2 for more information.
Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities By Contractual Maturity
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2020 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$7.0	$7.2
Due after one year through five years	29.7	34.1
Due after five years through ten years	120.4	156.2
Due after ten years	431.2	626.0
Total	588.3	823.5
Asset-backed	99.0	100.2
Commercial mortgage-backed	7.5	8.0
Residential mortgage-backed	27.2	30.1
Total	$722.0	$961.8

Schedule of Major Categories of Net Investment Income
The following table shows the major categories of net investment income for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
Fixed maturity securities	$45.6	$47.5	$49.7
Equity securities	4.0	4.6	5.1
Commercial mortgage loans on real estate	2.4	2.9	3.8
Policy loans	0.3	0.3	0.4
Other investments	3.1	5.3	7.0
Cash and cash equivalents	—	0.1	0.1
Total investment income	55.4	60.7	66.1
Investment expenses	(1.8)	(1.4)	(1.5)
Net investment income	$53.6	$59.3	$64.6

Summary of Proceeds From Sales of Available-For-Sale Securities and the Gross Realized Gains and Gross Realized Losses
The following table summarizes the proceeds from sales of available-for-sale fixed maturities and gross realized gains and gross realized losses that have been recognized in the statement of operations as a result of those sales for the periods indicated:

	For the Years Ended December 31,
Fixed maturity securities:	2020	2019	2018
Proceeds from sales	$16.3	$93.7	$177.7
Gross realized gains	$3.7	$3.5	$6.9
Gross realized losses	(1.3)	(0.9)	(2.6)
Net realized gains from sales of fixed maturity securities	$2.4	$2.6	$4.3

Schedule of Net Realized Gains (Losses), Including Other-Than-Temporary Impairments
The following table sets forth the net realized gains (losses) recognized in the statement of operations for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$2.4	$2.6	$4.3
Equity securities	1.7	8.3	(6.1)
Commercial mortgage loans on real estate	—	—	0.4
Other investments	(2.6)	(1.5)	—
Total net realized gains (losses) related to sales and other	1.5	9.4	(1.4)

Schedule of Unrealized Gains on Equity Securities
The following table sets forth the portion of unrealized gains (losses) related to equity securities for the period indicated:

	Years Ended December 31,
	2020	2019	2018
Net gains (losses) recognized on equity securities	$1.7	$8.3	$(6.1)
Less: Net realized gains related to sales of equity securities	0.2	1.7	0.4
Total net unrealized gains (losses) on equity securities	$1.5	$6.6	$(6.5)

Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities
The investment category and duration of the Company's gross unrealized losses on fixed maturity securities, as of December 31, 2020 and 2019 were as follows:

	December 31, 2020
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Foreign governments	$3.6	$(0.4)	$—	$—	$3.6	$(0.4)
Asset-backed	$7.1	$(0.1)	$19.7	$(0.2)	$26.8	$(0.3)
U.S. corporate	10.9	(1.3)	—	—	10.9	(1.3)
Total fixed maturity securities	$21.6	$(1.8)	$19.7	$(0.2)	$41.3	$(2.0)

	December 31, 2019
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Asset-backed	$—	$—	$21.1	$(0.4)	$21.1	$(0.4)
Total fixed maturity securities	$—	$—	$21.1	$(0.4)	$21.1	$(0.4)

Schedule of Cost or Amortized Cost and Fair Value of Securities in an Unrealized Loss Position
The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position as of December 31, 2020, by contractual maturity, is shown below:

	December 31, 2020
	Cost or Amortized Cost	Fair Value
Due after five years through ten years	$4.3	$4.2
Due after ten years	11.9	10.3
Total	16.2	14.5
Asset-backed	27.1	$26.8
Total	$43.3	$41.3

Summary of Loan-To-Value and Average Debt-Service Coverage Ratios
The following table presents the amortized cost basis of commercial mortgage loans, excluding allowance for credit losses, by origination year for certain key credit quality indicators at December 31, 2020:

	Origination Year
Loan-to-value ratios (1):	2020	2019	2018	2017	2016	Prior	Total	% of Total
70% and less	$—	$—	$6.3	$9.5	$6.0	$22.2	$44.0	100.0%
Total	$—	$—	$6.3	$9.5	$6.0	$22.2	$44.0	100.0%

	Origination Year
Debt-service coverage ratios (2):	2020	2019	2018	2017	2016	Prior	Total	% of Total
Greater than 2.0	$—	$—	$—	$9.5	$6.0	$9.0	$24.5	55.7%
1.5 to 2.0	—	—	—	—	—	7.2	7.2	16.4%
1.0 to 1.5	—	—	6.3	—	—	6.0	12.3	27.9%
Total	$—	$—	$6.3	$9.5	$6.0	$22.2	$44.0	100.0%
(1) LTV ratio derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated at least annually.
(2) DSC ratio calculated using most recent reported operating income results from property operators divided by annual debt service coverage.